Summary of Significant Accounting Policies (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 22,220
Allowances for CECL
Amortization expenses	$ 122
Weighted average remaining term	1 year 3 months 18 days		1 year 9 months 18 days
Weighted average discount rate	5.00%		5.00%
Contract liabilities	$ 33,300	12,200
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Operating Officer
Number of operating segment (in segment) | segment	1
Digital assets held	$ 97,320		$ 149,290
Credit recoveries
Impairment loss
Increase depreciation expense and net los	2,170
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	7,920
US [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 14,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Joint Ventures [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of investments	20.00%
Common Stock [Member] | Joint Ventures [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of investments	50.00%